LEASES - Lease Term and Discount Rate (Details)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	10 years 1 month 24 days	10 years 6 months 10 days	10 years 10 months 6 days	10 years 10 months 17 days
Operating Lease, Weighted Average Discount Rate, Percent	12.60%	12.64%	12.66%	12.90%